Average number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	4,365	4,033	3,403
Equity accounted units | Australia and New Zealand
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	929	858	725
Equity accounted units | Canada
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	148	50	5
Equity accounted units | UK
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Equity accounted units | Europe (excluding UK)
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	24	24	25
Equity accounted units | Africa
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	1,369	1,293	1,176
Equity accounted units | US
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	273	311	58
Equity accounted units | Mongolia
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Equity accounted units | Argentina
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	18	0	0
Equity accounted units | South America (excluding Argentina)
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	1,574	1,497	1,414
Equity accounted units | India
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Equity accounted units | Singapore
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	0	0	0
Equity accounted units | Other countries
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	30	0	0
Subsidiaries and joint operations
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	56,865	55,561	53,771
Percent of employees of subsidiary companies	100.00%
Subsidiaries and joint operations | Australia and New Zealand
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	24,857	25,098	25,045
Subsidiaries and joint operations | Canada
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	13,899	14,157	13,864
Subsidiaries and joint operations | UK
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	417	366	323
Subsidiaries and joint operations | Europe (excluding UK)
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	896	875	912
Subsidiaries and joint operations | Africa
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	3,531	3,567	3,180
Subsidiaries and joint operations | US
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	4,137	4,113	3,973
Subsidiaries and joint operations | Mongolia
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	5,128	4,962	4,700
Subsidiaries and joint operations | Argentina
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	1,715	226	171
Subsidiaries and joint operations | South America (excluding Argentina)
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	240	223	218
Subsidiaries and joint operations | India
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	1,181	1,183	611
Subsidiaries and joint operations | Singapore
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	488	486	469
Subsidiaries and joint operations | Other countries
Disclosure of average number of employees [Line Items]
Average number of employees (in employees)	376	305	305